Commitments	12 Months Ended
Dec. 31, 2015
Commitments [Abstract]
Commitments

14. Commitments

Operating Leases Agreements

The Group leases office space, service center and warehouses under non-cancellable operating lease agreements that expire at various dates through December 2026. During the three years ended December 31, 2013, 2014 and 2015, the Company incurred rental expenses amounting to RMB11,758, RMB15,947 and RMB36,706 respectively.

As of December 31, 2015, minimum lease payments under all non-cancellable leases were as follows:

Year ended December 31,
RMB
2016	59,367
2017	51,682
2018	45,009
2019	45,583
2020	42,403
2021 and after	126,402

Total lease commitment	370,446

Credit facilities

As of December 31, 2015, the Group had one-year credit facilities for an aggregate amount of RMB400,000 from three Chinese commercial banks. The Group had RMB351,200 available under these credit facilities as of December 31, 2015.